Capital assets - Reconciliation of Change in Carrying Amount (Details) - CAD ($) $ in Thousands	3 Months Ended				12 Months Ended
	Sep. 30, 2020	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019
Disclosure of Capital assets [Line Items]
Beginning balance			$ 5,015,620		$ 5,015,620
Impairment	$ (35,400)	$ (53,100)	(1,200,000)	$ (34,600)	(1,682,344)	$ (46,056)
Ending balance				5,015,620	3,107,104	5,015,620
Property, plant and equipment			5,015,620	5,015,620	3,107,104	5,015,620
Capital assets [Member]
Disclosure of Capital assets [Line Items]
Beginning balance			5,015,620		5,015,620	5,316,873
Acquisitions					24,430	38,472
Additions					352,481	486,677
Increase in right-of-use assets					5,245	12,348
Transfers from exploration and evaluation assets						27,918
Impairment					(1,682,344)	(46,056)
Depletion and depreciation					(517,734)	(657,863)
Changes in asset retirement obligations					(200,454)	(10,354)
Foreign exchange					109,860	(152,395)
Ending balance				5,015,620	3,107,104	5,015,620
Property, plant and equipment			5,015,620	5,015,620	3,107,104	5,015,620
Capital assets [Member] | Gross carrying amount [member]
Disclosure of Capital assets [Line Items]
Beginning balance			9,604,933		9,604,933
Ending balance				9,604,933	9,863,537	9,604,933
Property, plant and equipment			9,604,933	9,604,933	9,863,537	9,604,933
Capital assets [Member] | Accumulated depletion, depreciation, and impairment [member]
Disclosure of Capital assets [Line Items]
Beginning balance			(4,589,313)		(4,589,313)
Ending balance				(4,589,313)	(6,756,433)	(4,589,313)
Property, plant and equipment			$ (4,589,313)	$ (4,589,313)	$ (6,756,433)	$ (4,589,313)